[DECHERT LLP LETTERHEAD]

January 14, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Jim O’Connor, Division of Investment Management

Re:	PowerShares Exchange-Traded Fund Trust II
Securities Act File No. 333-138490
Investment Company Act File No. 811-21977
Post-Effective Amendment No. 127

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 127 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, relating to ten new portfolios of the Trust.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at 212.698.3529 (tel) or 212.698.0453 (fax) or Allison Harlow Fumai at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Stuart M. Strauss